Other Income - Schedule of Other Income (Details)	12 Months Ended
	Nov. 30, 2024 HKD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 HKD ($)	Nov. 30, 2022 HKD ($)
Other Income [Abstract]
Government grant				$ 215,000
Bank interest income	1,936,131	11,443	474,720	2,446
Sundry income	89,036	248,845	99,407	62,795
Exchange gain (or loss)	(498,985)	(64,133)
Total	$ 1,526,182	$ 196,155	$ 574,127	$ 280,241